Equity (Tables)	9 Months Ended
Jul. 31, 2023
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	July 31, 2023					October 31, 2022
	Number of shares	Amount	Dividends declared per share (6)	Number of shares	Amount	Dividends declared per share (6)	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	500	0.72	20,000,000	500	0.96	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	0.68	16,000,000	400	0.91	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	0.72	12,000,000	300	0.96	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	0.57	8,000,000	200	0.76	Class B - Series 34	(2)(3)
Class B – Series 44	16,000,000	400	0.91	16,000,000	400	1.21	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	0.96	14,000,000	350	1.28	Class B - Series 47	(2)(3)
Class B – Series 50	500,000	500	36.87	500,000	500	24.64	-	(3)
Class B – Series 52 (12)	650,000	650	22.23	-	-	-	-	(3)
Preferred Shares - Classified as Equity		3,300			2,650

							Recourse to
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658			658		-	(3)(5)
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250		Preferred Shares Series 48	(3)(4)(5)
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750			750		Preferred Shares Series 49	(3)(4)(5)
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs)		1,000			1,000		Preferred Shares Series 51	(3)(4)(5)
Other Equity Instruments		3,658			3,658
Preferred Shares and Other Equity Instruments		6,958			6,308
Common Shares (7) (8) (9) (10) (11)	716,672,738	22,474	4.33	677,106,878	17,744	5.44

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2022.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(3)
The instruments issued include a NVCC provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 (collectively, the LRCN Preferred Shares) for Series 1, Series 2 and Series 3 LRCNs (collectively, the LRCNs), respectively, to qualify as regulatory capital under Basel III, (see (4) below). As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including the LRCN Preferred Shares and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(4)
Non-deferrable
interest is payable semi-annually on the LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of the LRCN Preferred Shares, each series of which is issued concurrently with the corresponding LRCNs and are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances where the LRCN Preferred Shares are converted into common shares of the bank under the NVCC provision, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

(5)	The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(6)
Represents
year-to-date
dividends declared per share as at reporting date.
Non-cumulative
dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.

(7)
The stock options issued under the Stock Option Plan are convertible into 6,693,527 common shares as at July 31, 2023 (5,976,870 common shares as at October 31, 2022) of which 2,970,813 are exercisable as at July 31, 2023 (2,648,426 as at October 31, 2022).

(8)
During the three and nine months ended July 31, 2023, we issued 3,561,234 and 9,492,623 common shares, under the Shareholder Dividend Reinvestment and Share Purchase Plan (2,675,927 and 4,792,102 common shares during the three and nine months ended July 31, 2022) and we issued 100,379 and 588,018 common shares, under the Stock Option Plan (155,300 and 710,897 common shares during the three and nine months ended July 31, 2022).

(9)	Common shares are net of 183,408 treasury shares as at July 31, 2023 (174,689 treasury shares as at October 31, 2022).
(10)	On December 1, 2022, we issued 1,162,711 shares for $153 million for the acquisition of Radicle Group Inc. Refer to Note 12 for further information.
(11)
On December 16, 2022, we issued 13,575,750 common shares for $1,610 million through public offering and 8,431,700 common shares for $1,000 million under private placement. On January 25, 2023, we issued an additional 6,323,777 common shares for $750 million to BNP Paribas S.A. under private placement. In total we issued 28,331,227 common shares for $3,360 million to align our capital position with increased regulatory requirements as announced by OSFI on December 8, 2022 (refer to Note 7).

(12)	On January 31, 2023, we issued Class B - Series 52 Preferred Shares for $650 million.